Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	Inventories

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Gold-in-process and stockpiles	845.2	791.0
Consumable stores	310.8	258.1
Total inventories	1,156.0	1,049.1
Heap leach and stockpiles inventories included in non-current assets[1]	(373.4)	(349.8)
Total current inventories[2,3]	782.6	699.3
[1]Relates to heap leach and stockpiles inventories which will not be processed within the next 12 months.
[2]The cost of consumable stores consumed during the year and included in cost of sales amounted to US$445.9 million (2024: US$392.2 million).
[3] During 2025, a net realisable value adjustment to stockpiles of US$nil (2024: US$3.0 million at Cerro Corona) was processed.